Long-term and short-term loans issued (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Long-Term and Short-Term Loans Issued

As of December 31, 2017, long-term and short-term loans issued consisted of the following:

	Total as of December 31, 2017	Provision for impairment of loans	Net as of December 31, 2017
Long-term loans
Loans to individuals	1	—	1
Loans to legal entities	166	(3)	163

Total long-term loans	167	(3)	164

Short-term loans
Loans to financial institutions	3	(3)	—
Loans to legal entities	94	(93)	1
Instalment Card Loans*	1,912	(222)	1,690

Total short-term loans	2,009	(318)	1,691

*	Instalment Card Loans are primarily represented by new consumer oriented payment-by instalments card project, developed to stimulate customers to purchase goods and services on credit from a particular list of partner merchants (retail chains) within the range of credit limits established individually. These credit limits may be increased or decreased from time-to-time based on management decision. Instalment period is settled from 1 to 12 months depending on merchant. Instalment Card Loans are not collateralized.

As of December 31, 2016, long-term and short-term loans consisted of the following:

	Total as of December 31, 2016	Provision for impairment of loans	Net as of December 31, 2016
Long-term loans
Loans to individuals	7	—	7
Loans to legal entities	113	—	113

Total long-term loans	120	—	120

Short-term loans
Loans to financial institutions	3	(3)	—
Loans to individuals	17	—	17
Loans to legal entities	115	(113)	2

Total short-term loans	135	(116)	19

Summary of Provision for Impairment of Loans Movement

As of December 31, 2017, the provision for impairment of loans movement was the following:

	Provision for impairment of loans as of December 31, 2016	(Charge)/ reversal for the year	Utilisation	Provision for impairment of loans as of December 31, 2017
Instalment Card Loans	—	(222)	—	(222)
Loans to legal entities	(113)	3	14	(96)
Loans to financial institutions	(3)	—	—	(3)

Total	(116)	(219)	14	(321)

As of December 31, 2016, the provision for impairment of loans movement was the following:

	Provision for impairment of loans as of December 31, 2015	Charge for the year	Utilisation	Provision for impairment of loans as of December 31, 2016
Loans to legal entities	(199)	(53)	139	(113)
Loans to financial institutions	(3)	—	—	(3)

Total	(202)	(53)	139	(116)

Analysis of Loans by Credit Quality

Analysis of loans by credit quality is as follows:

	December 31, 2017				December 31, 2016
	Instalment Card Loans	Loans to individuals	Loans to legal entities	Loans to credit institutions	Loans to individuals	Loans to legal entities	Loans to credit institutions
Loans assessed individually	—	1	260	3	24	228	3
Loans assessed collectively:
- non-overdue	1,668	—	—	—	—	—	—
- up to 30 days overdue	88	—	—	—	—	—	—
- 30 to 60 days overdue	35	—	—	—	—	—	—
- 60 to 90 days overdue	25	—	—	—	—	—	—
- over 90 days overdue	96	—	—	—	—	—	—
Less: Provision for loan impairment	(222)	—	(96)	(3)	—	(113)	(3)

Total loans issued	1,690	1	164	—	24	115	—